Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (477,117)	$ (30,419)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	572	436
Non-cash interest expense	80	91
Stock-based compensation expense	7,922	310
Loss on extinguishment of debt	0	62
Change in fair value of warrant liabilities	37,584	1,296
Loss on revaluation of derivative liabilities	223,165	11,532
Change in earnout liabilities	154,806	0
PPP loan forgiveness	(948)	0
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(4,673)	(135)
Accounts payable	886	(221)
Deferred revenue, current	3,663	0
Accrued and other liabilities	2,211	403
Net cash used in operating activities	(51,849)	(16,645)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(2,767)	(502)
Net cash used in investing activities	(2,767)	(502)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on notes payable	20,000	4,936
Principal payments on notes payable	(21,067)	(221)
Proceeds from stock options exercised	671	7
Net cash contributions from Business Combination and PIPE Financing	258,730	0
Payments made towards offering costs	(7,895)	0
Proceeds from warrants exercised	10,995	0
Proceeds from exercise of Legacy ESS Series C-2 redeemable convertible preferred stock purchase rights and C-2 warrants upon Business Combination	15,559	0
Proceeds from sale of Legacy ESS Series C-2 redeemable convertible preferred stock, net of issuance costs	11,461	0
Net cash provided by financing activities	288,454	4,722
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	233,838	(12,425)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	6,394	18,819
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	240,232	6,394
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	1,799	111
Non-cash investing and financing transactions:
Property and equipment purchases financed with term loan	0	52
Purchase of property and equipment included in accounts payable and accrued and other current liabilities	526	55
Extinguishment of derivative liabilities upon sale of Legacy ESS Series C-2 redeemable convertible preferred stock, net of amount allocated to warrants	18,055	0
Extinguishment of warrant liabilities upon exercise of Legacy ESS Series B, Series C-1 and Series C-2 redeemable convertible preferred stock warrants	26,178	0
Assumption of accrued expenses upon Business Combination	75	0
Assumption of private and public warrant liabilities upon Business Combination	11,833	0
Assumption of earnout warrant liabilities upon Business Combination	502	0
Assumption of earnout liability upon Business Combination	109,507	0
Extinguishment of earnout liability upon achievement of earnout and issuance of shares	263,338	0
Extinguishment of derivative liability upon exercise of Legacy ESS Series C-2 purchase right and related Series C-2 warrant liability upon Business Combination	222,924	0
Extinguishment of public warrant liability upon exercise of warrants	4,143	0
Cash and cash equivalents	238,940	4,901
Restricted cash, current	1,217	1,167
Restricted cash, non-current	75	326
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 240,232	$ 6,394